Components of Other Comprehensive Loss - Summary of Movement on Components of Other Comprehensive Loss (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Controlling interest:
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	$ (1,952,414)	$ (98)	$ 883,408	$ (3,765,688)
Translation effect of foreign entities	(11,515,297)		(35,536,252)	(64,314,032)
Assets revaluation surplus net of deferred taxes	77,230,031
Total other comprehensive (loss) income items for the year, net of deferred taxes	53,462,762	$ 2,678	(64,188,516)	(67,322,442)
Total equity attributable to equity holders of the parent [member]
Controlling interest:
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	(1,952,414)		883,408	(3,765,688)
Translation effect of foreign entities	(13,558,774)		(34,010,066)	(61,223,458)
Remeasurement of defined benefit plan, net of deferred taxes	(10,026,454)		(29,153,554)	652,722
Assets revaluation surplus net of deferred taxes	64,835,155
Non-controlling interest of the items above	14,165,249		(1,908,304)	(2,986,018)
Total other comprehensive (loss) income items for the year, net of deferred taxes	$ 53,462,762		$ (64,188,516)	$ (67,322,442)